Investment Portfolio	as of August 31, 2019 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.1%
Alaska 0.3%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,813,010
Arizona 0.9%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	2,126,416
5.0%, 12/1/2037	8,405,000	11,661,013
Arizona, State Industrial Development Authority, 1st Tier Great Lakes Senior Living Revenue Communities Project, Series A, 5.0%, 1/1/2054	3,355,000	3,829,967
Arizona, State Industrial Development Authority, 2nd Tier Great Lakes Senior Living Revenue Communities Poject:
Series B, 5.0%, 1/1/2049	1,400,000	1,570,114
Series B, 5.125%, 1/1/2054	1,250,000	1,409,763
Arizona, State Industrial Development Authority, Great Lakes Senior Living Revenue Communities, Series A, 4.5%, 1/1/2049	3,750,000	4,093,463
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	12,775,000	13,187,121
		37,877,857
California 13.3%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	7,200,000	8,174,952
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	11,765,000	13,884,935
Series A-1, 5.0%, 6/1/2047	5,900,000	6,051,394
Series A-1, 5.25%, 6/1/2047	3,700,000	3,819,695
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	23,867,355
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,728,121
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049 (a)	1,845,000	1,846,292
4.0%, 9/1/2046 (a)	2,905,000	2,944,276
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	38,205,300
5.0%, 2/1/2033	8,000,000	8,728,640
5.0%, 8/1/2035	13,210,000	15,900,745
5.0%, 2/1/2043	20,000,000	22,418,400
5.0%, 5/1/2044	11,200,000	12,945,184
5.25%, 4/1/2035	15,340,000	16,974,477
California, State General Obligation, Various Purposes:
5.25%, 9/1/2026	18,765,000	20,340,885
5.25%, 9/1/2030	5,000,000	5,409,550
5.25%, 10/1/2032	25,000,000	27,116,000
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	11,840,100
California, State Municipal Finance Authority Revenue, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	6,000,000	7,267,080
Series A, AMT, 5.0%, 12/31/2047	3,200,000	3,853,024
Series A, AMT, 5.0%, 6/1/2048	1,200,000	1,441,020
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Rialto Bioenergy Facility LLC Project, Green Bonds Revenue, AMT, 144A, 7.5%, 12/1/2040	7,000,000	7,350,630
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	29,155,500
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,914,749
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,773,244
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	7,000,000	7,953,890
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,953,880
Series A, 144A, 5.5%, 12/1/2058	2,705,000	3,226,118
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	11,040,862
Series C, AMT, 5.0%, 5/15/2029	7,050,000	8,899,567
Series B, AMT, 5.0%, 5/15/2030	5,715,000	7,271,823
Series C, AMT, 5.0%, 5/15/2030	3,910,000	4,914,479
Series B, AMT, 5.0%, 5/15/2031	8,350,000	10,561,414
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,890,042
Series C, AMT, 5.0%, 5/15/2044	4,000,000	4,838,200
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series D, AMT, 5.0%, 5/15/2048	15,000,000	18,510,600
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031	4,000,000	5,003,400
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	9,455,000	12,096,538
Series C, AMT, 5.0%, 7/1/2030	13,690,000	17,367,818
Series C, AMT, 5.0%, 7/1/2031	3,500,000	4,400,760
Series C, AMT, 5.0%, 7/1/2032	3,000,000	3,757,620
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,936,875
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series F, 5.0%, 5/1/2035	27,500,000	28,199,325
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,923,600
Series D, AMT, 5.0%, 5/1/2043	28,800,000	35,091,072
Series D, AMT, 5.0%, 5/1/2048	8,000,000	9,684,480
University of California, State Revenues, Limited Project:
Series O, 4.0%, 5/15/2029	4,165,000	5,096,294
Series O, 4.0%, 5/15/2030	5,000,000	6,052,800
Series O, 4.0%, 5/15/2031	3,335,000	4,006,469
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,124,000
		563,753,474
Colorado 6.0%
Colorado, Certificates of Participation, Series A, 4.0%, 12/15/2035	5,000,000	5,874,300
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038	30,000,000	46,792,500
Colorado, State Health Facilities Authority Revenue, Commonspirit Health, Series A-2, 5.0%, 8/1/2044	3,000,000	3,658,710
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,891,275
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	4,890,000	5,746,239
Series A, 5.0%, 12/1/2048	7,825,000	9,167,614
Colorado, State Health Facilities Authority, Hospital Revenue, SCL Health System, Series A, 4.0%, 1/1/2038 (a)	3,000,000	3,482,610
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,033,920
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	36,500,000
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,914,040
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2032	14,335,000	18,120,443
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,456,550
Series A, AMT, 5.5%, 11/15/2029	14,705,000	17,061,182
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,449,671
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,772,500
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	3,240,678
Denver, CO, International Business Center Metropolitan District No.1, Series B, 6.0%, 12/1/2048	1,515,000	1,601,491
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	6,635,000	7,134,351
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,568,084
		254,466,158
Connecticut 1.9%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project:
144A, 5.0%, 4/1/2039	12,000,000	13,656,120
Series A, Prerefunded, 7.875%, 4/1/2039	6,000,000	6,231,900
Connecticut, State General Obligation, Series C, 5.0%, 6/15/2029	14,690,000	18,695,669
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	2,610,000	3,083,924
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,062,200
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,471,500
		82,201,313
Delaware 0.1%
Delaware, State Health Facilities Authority Revenue, BEEBE Medical Center, Inc., 5.0%, 6/1/2050	5,250,000	6,219,885
District of Columbia 1.9%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	9,000,000	10,788,210
Series A, 5.0%, 6/1/2033	10,300,000	12,486,837
District of Columbia, International School Revenue:
5.0%, 7/1/2039	300,000	368,394
5.0%, 7/1/2049	1,275,000	1,538,237
5.0%, 7/1/2054	1,150,000	1,376,274
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,970,392
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,550,986
Series A, AMT, 5.0%, 10/1/2032	5,000,000	6,103,200
Series A, AMT, 5.0%, 10/1/2037	7,460,000	9,472,708
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,411,454
Metropolitan Washington, DC, Airports Authority Systems Revenue, AMT, 5.0%, 10/1/2042	10,805,000	13,068,323
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,848,432
Series A, 5.0%, 10/1/2030	1,455,000	1,836,385
		78,819,832
Florida 5.6%
Broward County, FL, Airport Systems Revenue:
Series Q-1, 5.0%, 10/1/2037	29,000,000	32,012,810
AMT, 5.0%, 10/1/2042	10,000,000	12,078,200
AMT, 5.0%, 10/1/2047	8,950,000	10,734,182
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054	19,135,000	20,442,686
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5% ***, 1/1/2049	7,145,000	6,814,830
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,484,103
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,679,022
Series B, 4.0%, 10/1/2037	1,500,000	1,703,985
Florida, Jacksonville Water & Sewer System Revenue, Series A, 5.0%, 10/1/2029	5,000,000	6,295,600
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	9,095,000	9,780,672
144A, 4.375%, 5/1/2050	7,595,000	8,187,486
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	11,417,900
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,871,573
Marco Island, FL, Utility Systems Revenue:
Series A, Prerefunded, 5.0%, 10/1/2034	1,000,000	1,042,550
Series A, Prerefunded, 5.0%, 10/1/2040	1,000,000	1,042,550
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,833,770
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	15,588,600
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, Prerefunded, 5.375%, 10/1/2035	1,000,000	1,046,105
Series A-1, Prerefunded, 5.375%, 10/1/2041	19,290,000	20,187,757
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,487,450
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,204,285
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series C, ETM, 6.25%, 10/1/2021, INS: NATL	3,825,000	4,032,927
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	20,259,549
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series C, 5.0%, 5/15/2038	2,000,000	2,245,080
Pinellas County, FL, Industrial Development Authority Revenue, 2017 Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	1,565,000	1,845,620
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,384,184
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	685,000	703,098
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	10,000,000	10,980,200
		239,386,774
Georgia 3.9%
Atlanta, GA, Airport Revenue, Series B, 5.0%, 1/1/2037	720,000	778,500
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,822,850
Series B, 5.375%, 11/1/2039, INS: AGMC	13,915,000	14,009,900
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	18,135,000	21,431,218
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,356,537
Series A, 5.25%, 10/1/2033	3,635,000	3,927,799
Series A, 5.25%, 10/1/2036	11,115,000	12,005,645
Series A, 5.25%, 10/1/2041	29,000,000	31,317,390
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,751,926
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	1,940,000	1,975,909
Series A, 5.5%, 2/15/2045	4,720,000	4,809,161
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,390,026
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	2,700,000	2,750,760
Series B, 5.0%, 3/15/2020	5,000,000	5,096,650
Series A, 5.0%, 3/15/2022	17,340,000	18,857,250
Series A, 5.5%, 9/15/2023	5,000,000	5,766,250
Series A, 5.5%, 9/15/2024	4,635,000	5,509,300
Series A, 5.5%, 9/15/2027	5,000,000	6,386,300
Series A, 5.5%, 9/15/2028	5,000,000	6,529,300
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,436,014
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,259,716
		165,168,401
Hawaii 0.7%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	17,253,264
Series A, AMT, 5.0%, 7/1/2041	8,930,000	10,412,023
		27,665,287
Illinois 8.2%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030	1,395,000	1,637,995
Series A, 5.0%, 12/1/2032	2,680,000	3,121,423
Series A, 5.0%, 12/1/2033	2,060,000	2,393,081
Series A, 5.0%, 12/1/2034	810,000	937,867
Series H, 5.0%, 12/1/2036	6,075,000	6,905,392
Series H, 5.0%, 12/1/2046	3,470,000	3,874,810
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	4,500,000	5,129,100
Series A, 5.5%, 1/1/2049	4,825,000	5,730,508
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.0%, 1/1/2034	7,000,000	8,093,120
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2035	4,250,000	5,063,663
Series D, AMT, 5.0%, 1/1/2047	5,735,000	6,726,237
Series A, AMT, 5.0%, 1/1/2048	18,635,000	22,493,004
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	2,190,000	2,316,560
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	3,111,974
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	2,998,761
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,363,482
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	11,700,000	12,337,884
Series A, 5.0%, 6/15/2057	6,000,000	6,738,120
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	9,516,712
Illinois, Railsplitter Tobacco Settlement Authority:
5.0%, 6/1/2026	7,500,000	9,165,300
Prerefunded, 6.0%, 6/1/2028	17,315,000	18,771,191
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,620,170
Series A, 6.7%, 11/1/2021, INS: NATL	9,565,000	10,167,021
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	1,910,000	1,957,521
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,628,777
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,493,611
Series A, 5.0%, 1/1/2037	3,965,000	4,646,782
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	13,760,000	13,744,038
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,044,146
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,988,040
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2030	4,230,000	5,013,608
Series B, 5.0%, 10/1/2031	6,500,000	7,665,580
Series B, 5.0%, 10/1/2032	5,000,000	5,880,750
5.0%, 2/1/2027	8,075,000	9,454,775
Series D, 5.0%, 11/1/2028	9,425,000	11,039,408
5.0%, 1/1/2035	4,200,000	4,712,610
Series A, 5.0%, 5/1/2035	11,000,000	12,767,700
Series A, 5.0%, 5/1/2036	14,355,000	16,616,774
Series A, 5.0%, 12/1/2038	4,760,000	5,441,251
Series A, 5.0%, 12/1/2039	10,240,000	11,679,539
Series A, 5.0%, 5/1/2040	3,000,000	3,437,130
Series A, 5.0%, 5/1/2043	7,000,000	7,978,180
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	17,075,000	21,147,558
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,633,432
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,403,300
		349,587,885
Indiana 1.5%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group:
5.0%, 11/15/2043	1,725,000	1,978,247
5.0%, 11/15/2048	3,410,000	3,896,198
5.0%, 11/15/2053	15,400,000	17,495,324
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,628,827
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,163,020
Indiana, State Finance Authority, Exempt Facilities Revenue, Green Bond, RES Plyflow Indiana LLC, Project, 144A, AMT, 7.0%, 3/1/2039	2,665,000	2,756,356
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,811,000
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,617,040
		62,346,012
Iowa 0.5%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated group:
Series A, 5.0%, 5/15/2043	6,705,000	7,702,570
Series A, 5.0%, 5/15/2047	3,500,000	3,949,645
Series A, 5.0%, 5/15/2048	8,220,000	9,412,640
		21,064,855
Kentucky 0.3%
Kentucky, State Economic Development Finance Authority, Commonspirit Health, Series A-2, 5.0%, 8/1/2044	6,000,000	7,317,420
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,455,604
Series A, 5.25%, 6/1/2041	1,915,000	2,252,844
		11,025,868
Louisiana 0.8%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,295,195
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,113,400
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	25,285,000	27,097,935
		35,506,530
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	9,935,737
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 5.5%, 1/1/2046	20,000,000	23,769,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group:
Series A, 5.0%, 5/15/2042	9,735,000	11,632,059
Series A, 5.0%, 5/15/2045	5,000,000	5,951,300
		41,352,359
Massachusetts 0.7%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	13,800,000	13,972,086
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	314,524	93,816
144A, 5.0%, 11/15/2038	1,175,000	1,342,038
144A, 5.125%, 11/15/2046	1,175,000	1,339,453
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc.:
144A, 5.0%, 10/1/2047	700,000	776,300
144A, 5.0%, 10/1/2057	1,700,000	1,879,894
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,507,273
Series S-1, 5.0%, 7/1/2033	4,000,000	5,080,240
Series L, 5.0%, 7/1/2036	70,000	74,498
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	2,123,278
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,182,600
		31,371,476
Michigan 0.6%
Michigan, State Building Authority Revenue, Facilities Program, Series H, 5.125%, 10/15/2033	9,755,000	9,799,873
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	4,800,000	5,820,624
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,239,177
		25,859,674
Minnesota 0.8%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	5,942,550
Series A, 5.0%, 2/15/2053	14,060,000	16,602,048
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	4,075,000	4,952,347
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,981,750
		33,478,695
Mississippi 0.1%
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, Mandatory Put 8/1/2022 @ 100, 2/1/2036	2,710,000	2,892,546
Missouri 0.8%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,770,255
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	3,285,000	3,699,304
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership loan Program, Series B, 4.0%, 5/1/2050	4,375,000	4,850,169
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village:
5.0%, 9/1/2048	3,255,000	3,714,541
Series A, 5.125%, 9/1/2048	7,500,000	8,578,650
Series A, 5.125%, 9/1/2049	7,975,000	9,117,180
		32,730,099
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	6,140,807
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2033	3,815,000	5,016,038
		11,156,845
Nevada 0.1%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	15,000,000	2,179,650
New Hampshire 0.3%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, Prerefunded, 6.5%, 1/1/2031	10,000,000	10,705,400
New Jersey 2.2%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,134,126
Series DDD, 5.0%, 6/15/2042	2,775,000	3,223,856
Series BBB, 5.5%, 6/15/2030	22,440,000	27,254,053
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,515,560
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	1,460,000	1,724,494
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	3,378,479
Series A, 5.0%, 6/15/2047	3,205,000	3,728,441
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2033	3,570,000	4,314,845
Series A, 5.0%, 12/15/2034	5,710,000	6,878,551
Series A, 5.0%, 12/15/2036	2,385,000	2,856,038
Series A, 6.0%, 6/15/2035	6,000,000	6,437,940
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	5,270,000	6,053,122
Series B, 5.0%, 6/1/2046	16,500,000	18,480,990
Series A, 5.25%, 6/1/2046	2,630,000	3,081,939
		93,062,434
New Mexico 0.4%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,937,255
Series A, 4.0%, 6/1/2030	5,795,000	6,935,109
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, "I", Series D, 3.75%, 1/1/2050	4,335,000	4,768,023
		18,640,387
New York 12.8%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond:
Series B-2, 5.0%, 11/15/2034	10,940,000	13,815,360
Series A-2, 5.0%, 11/15/2045	5,000,000	6,155,550
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	18,484,620
Series D, 5.0%, 11/15/2038	13,635,000	15,454,182
Series B, 5.25%, 11/15/2044	25,000,000	28,878,750
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A2, 5.0%, 11/15/2027	9,000,000	11,262,150
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,098,320
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	800,000	820,656
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2034	545,000	677,893
Series A, 5.0%, 8/1/2035	780,000	967,294
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,498,738
Series B, 5.0%, 2/15/2035	30,000,000	35,644,500
Series A, 5.0%, 2/15/2039	3,950,000	4,817,657
Series C, 5.0%, 3/15/2041	10,000,000	10,605,500
Series C, 5.0%, 3/15/2042	14,750,000	16,921,790
New York, State Dormitory Authority, Sales Tax Revenue, Series B, 5.0%, 3/15/2036	5,000,000	6,304,300
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	49,219,200
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	2,045,000	2,485,841
AMT, 5.0%, 1/1/2034	2,045,000	2,479,726
AMT, 5.0%, 1/1/2036	2,045,000	2,470,728
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,492,833
Series A, AMT, 5.0%, 7/1/2046	14,190,000	15,879,745
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2031	4,600,000	5,776,680
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	1,195,000	1,336,201
Series B, 5.0%, 6/1/2045	12,800,000	12,700,032
Series B, 5.0%, 6/1/2048	7,385,000	7,325,182
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,689,440
Series TE, 5.0%, 12/15/2035	4,000,000	4,606,520
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	7,025,340
Series AA, 5.0%, 6/15/2040	24,000,000	30,906,720
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution:
Series EE, 5.375%, 6/15/2043	3,810,000	4,012,806
Series EE, Prerefunded, 5.375%, 6/15/2043	7,440,000	7,855,003
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 4.0%, 5/1/2031	5,430,000	6,262,202
Series A, 5.0%, 2/1/2031	5,000,000	6,266,700
Series F-1, 5.0%, 5/1/2031	4,900,000	6,173,951
Series D-1, 5.0%, 2/1/2038	17,655,000	20,324,436
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2A, 4.0%, 7/15/2037	5,000,000	5,796,400
Series S-2A, 4.0%, 7/15/2038	8,500,000	9,813,165
Series S-3, 5.0%, 7/15/2031	4,000,000	5,153,520
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	2,800,000	3,482,808
New York, NY, General Obligation:
Series I-3, 1.37% **, 9/6/2019, LOC: Citibank NA	300,000	300,000
Series B-1, 5.0%, 12/1/2031	2,000,000	2,488,040
Series D-1, 5.0%, 10/1/2033	25,000,000	27,048,000
Port Authority of New York & New Jersey:
Series 214, AMT, 4.0%, 9/1/2037	2,000,000	2,342,240
Series 214, AMT, 4.0%, 9/1/2038	2,000,000	2,331,820
Series 214, AMT, 4.0%, 9/1/2039	2,000,000	2,323,540
Series 207, AMT, 5.0%, 9/15/2031	5,000,000	6,322,450
Series 207, AMT, 5.0%, 9/15/2032	10,000,000	12,602,900
Series 193, AMT, 5.0%, 10/15/2035	2,865,000	3,408,748
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2029	10,000,000	12,112,900
AMT, 5.0%, 10/15/2034	5,775,000	6,889,402
Port Authority of New York & New Jersey, Two Hundred Second:
AMT, 5.0%, 10/15/2033	6,560,000	8,082,576
AMT, 5.0%, 10/15/2034	5,250,000	6,445,845
Port Authority of New York & New Jersey, Two Hundred Seven:
AMT, 5.0%, 9/15/2029	8,000,000	10,236,000
AMT, 5.0%, 9/15/2030	20,000,000	25,433,200
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,074,300
		542,384,400
North Carolina 0.5%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,552,770
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	9,540,000	10,437,237
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050 (a)	6,375,000	7,109,336
North Carolina, State Municipal Power Agency No.1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,560,000	1,564,150
		20,663,493
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,261,099
Ohio 3.2%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	7,203,980
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,077,900
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,104,548
5.0%, 1/1/2046	2,790,000	3,114,282
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, Prerefunded, 6.5%, 12/1/2030	14,425,000	15,759,457
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	6,000,000	6,698,520
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	13,810,675
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	17,302,901
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,112,983
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	840,000	865,376
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	80,000	80,857
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	1,205,000	1,308,220
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	5,010,000	5,446,121
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,690,425
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,113,600
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	5,000,000	5,581,800
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	5,540,000	6,268,011
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,216,581
Series A-1, 5.25%, 2/15/2031	9,375,000	10,578,844
Series A-1, 5.25%, 2/15/2032	7,500,000	8,454,975
		135,790,056
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	2,185,000	2,668,999
Series B, 5.5%, 8/15/2057	9,385,000	11,430,555
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	7,417,249
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	10,885,000	11,767,120
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,799,201
		35,083,124
Pennsylvania 3.4%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	737,319
5.0%, 12/1/2048	720,000	796,147
5.0%, 12/1/2053	1,055,000	1,163,433
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,499,798
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	1,665,000	1,914,384
Series A, 5.0%, 12/1/2048	4,335,000	4,914,546
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	13,455,483
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,347,912
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,860,150
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,607,869
5.0%, 6/1/2028	1,290,000	1,639,268
5.0%, 6/1/2029	1,290,000	1,632,224
5.0%, 6/1/2030	855,000	1,076,069
5.0%, 6/1/2031	865,000	1,082,971
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,643,470
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	780,000	780,000
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	11,391,500
Series D, 5.0%, 8/15/2032	5,000,000	5,974,800
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2033	12,000,000	14,251,680
Series A-1, 5.0%, 12/1/2040	15,000,000	17,467,350
Series B-1, 5.0%, 6/1/2042	6,950,000	8,224,213
Series A-1, 5.0%, 12/1/2042	5,000,000	6,090,600
Series A, 5.0%, 12/1/2044	20,335,000	24,940,674
Series A-1, 5.0%, 12/1/2047	3,335,000	4,036,484
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,267,478
		143,795,822
South Carolina 2.9%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,783,815
Lexington County, SC, Health Services District, Lexington Medical Center:
5.0%, 11/1/2041	2,500,000	2,926,625
5.0%, 11/1/2046	7,490,000	8,717,236
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,511,364
South Carolina, State Jobs-Economic Development Authority, Residential Facility Revenue, Episcopal Home at Still Hopes:
Series A, 5.0%, 4/1/2048	3,085,000	3,366,229
Series A, 5.25%, 4/1/2053	4,000,000	4,397,640
South Carolina, State Ports Authority Revenue, Prerefunded, 5.25%, 7/1/2040	10,195,000	10,544,790
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2033	4,400,000	5,275,072
Series A, 5.0%, 12/1/2036	4,780,000	5,690,112
Series C, 5.0%, 12/1/2046	6,850,000	7,798,108
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	35,555,000	42,420,315
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2038	15,130,000	18,576,160
		122,007,466
South Dakota 1.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	23,150,673
5.0%, 7/1/2046	16,140,000	19,215,154
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,018,330
		45,384,157
Tennessee 0.4%
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 4.0%, 7/1/2034	6,000,000	7,043,460
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	7,000,000
Series A, 5.25%, 9/1/2021	2,000,000	2,144,920
		16,188,380
Texas 11.8%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,458,751
Clifton, TX, Higher Education Finance Corp., Education Revenue, International Leadership, Series D, 6.125%, 8/15/2048	11,465,000	12,923,692
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	19,017,759
Houston, TX, Utility Systems Revenue, First Lien:
Series A, 5.0%, 11/15/2032 (a)	2,320,000	2,979,321
Series A, 5.0%, 11/15/2033 (a)	2,475,000	3,166,045
Series B, 5.0%, 11/15/2034	5,000,000	6,151,200
Mission, TX, Economic Development Corp. Revenue, Senior Lien-Natgasoline Project, AMT, 144A, 4.625%, 10/1/2031	7,500,000	8,109,375
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	8,825,000	9,850,553
First Tier, Prerefunded, 6.0%, 1/1/2043	30,000,000	31,923,600
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,687,786
Series B, 5.0%, 1/1/2048	8,615,000	10,253,142
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	8,013,040
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	25,000,000	30,247,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	4,410,000	5,091,830
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,852,110
5.0%, 8/15/2043	9,900,000	11,040,975
Prerefunded, 5.625%, 8/15/2035	740,000	771,391
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	20,100,126
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	25,479,916
Series A, Prerefunded, 5.25%, 11/1/2038	20,000,000	20,962,000
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	22,887,200
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2033	1,250,000	1,504,038
AMT, 5.0%, 11/1/2034	1,000,000	1,199,990
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	27,542
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	20,514,200
Texas, Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue, Series B, 67% of 3-month USD-LIBOR + 0.700% , 2.315% ***, 12/15/2026	18,230,000	18,160,908
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project:
5.0%, 11/1/2031	1,000,000	1,137,520
5.0%, 11/1/2040	1,070,000	1,200,572
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	4,000,000	4,271,280
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	5,988,442
5.5%, 8/1/2025	2,750,000	3,321,945
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	7,129,363
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	18,590,000	21,934,899
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,483,572
5.0%, 12/15/2031	4,500,000	4,958,010
5.0%, 12/15/2032	21,215,000	23,342,440
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	16,495,127
Series C, 5.0%, 8/15/2042	5,085,000	5,749,915
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2030	8,500,000	9,885,840
Series B, 4.0%, 10/15/2033	20,000,000	23,567,600
Series A, 4.0%, 10/15/2036	5,000,000	5,747,850
Series B, 4.0%, 10/15/2036	23,580,000	27,503,476
Series B, 4.0%, 10/15/2037	7,000,000	8,124,830
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	12,750,000	20,525,205
		500,741,376
Utah 0.7%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2032	5,000,000	6,244,250
Series A, AMT, 5.0%, 7/1/2043	3,850,000	4,680,176
Series A, AMT, 5.0%, 7/1/2047	13,435,000	15,956,749
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,789,856
		29,671,031
Virginia 1.8%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2036	1,750,000	1,986,127
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2049	14,865,000	17,260,792
AMT, 5.0%, 12/31/2052	4,655,000	5,387,464
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	17,370,861
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education:
Series A, 4.0%, 9/1/2030	5,590,000	6,551,480
Series A, 4.0%, 9/1/2031	4,710,000	5,417,913
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	6,538,240
Virginia, State Public Building Authority, Public Facility Revenue, Series A, 4.0%, 8/1/2039	5,000,000	5,857,500
Virginia, State Public Building Authority, Public Facility Revenue, Series B, AMT, 4.0%, 8/1/2039	9,700,000	11,203,694
		77,574,071
Washington 4.1%
King County, WA, School District No. 412 Shoreline:
4.0%, 12/1/2035	5,505,000	6,439,309
4.0%, 12/1/2037	15,000,000	17,298,750
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	14,345,000	18,577,349
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	10,299,409
Series A, AMT, 5.0%, 5/1/2030	6,200,000	7,675,848
Series A, AMT, 5.0%, 5/1/2031	9,200,000	11,336,516
Seattle, WA, Municipal Light & Power Revenue, Series A, 4.0%, 1/1/2038	6,875,000	7,859,775
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	18,800,000	22,242,468
Washington, Energy Northwest Electric Revenue:
Series C, 5.0%, 7/1/2030	14,405,000	18,685,302
Series C, 5.0%, 7/1/2031	10,675,000	13,794,662
Washington, State General Obligation, Series C, 5.0%, 2/1/2031	16,000,000	20,467,360
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, Prerefunded, 5.0%, 2/1/2041	11,260,000	11,829,643
Washington, State Health Care Facilities Authority, Commonspirit Health Obligation, Series A-2, 5.0%, 8/1/2044	3,500,000	4,268,495
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,715,000	2,029,068
5.0%, 8/15/2035	1,470,000	1,734,526
5.0%, 8/15/2036	980,000	1,153,499
		175,691,979
West Virginia 0.6%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	23,736,972
Wisconsin 1.4%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,067,620
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	1,285,000	1,367,034
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,245,000	2,388,029
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039 (a)	835,000	839,284
144A, 5.75%, 5/1/2054 (a)	8,100,000	8,140,986
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,743,238
144A, 5.0%, 10/1/2048	4,315,000	4,809,111
144A, 5.0%, 10/1/2053	8,100,000	9,003,717
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	8,500,000	9,714,140
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,366,423
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	335,000	355,026
Series A, 5.0%, 9/15/2045	445,000	469,884
Series A, 5.0%, 9/15/2050	1,780,000	1,876,120
		61,140,612
Total Municipal Bonds and Notes (Cost $3,830,051,226)		4,200,382,481
Underlying Municipal Bonds of Inverse Floaters (b) 0.3%
Texas
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (c) (Cost $10,826,638)	10,000,000	10,391,550
Trust: Texas, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 7.98%, 10/1/2035, Leverage Factor at purchase date: 2 to 1
	Shares	Value ($)
Open-End Investment Companies 0.3%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.195% **** (Cost $13,692,174)	13,689,919	13,691,288
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,854,570,038)	99.7	4,224,465,319
Floating Rate Notes (b)	(0.1)	(5,000,000)
Other Assets and Liabilities, Net	0.4	17,473,186
Net Assets	100.0	4,236,938,505

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.
***	Variable or floating rate security. These securities are shown at their current rate as of August 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
****	Current yield; not a coupon rate.
(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$4,210,774,031	$—	$4,210,774,031
Open-End Investment Companies	13,691,288	—	—	13,691,288
Total	$13,691,288	$4,210,774,031	$—	$4,224,465,319

(d)	See Investment Portfolio for additional detailed categorizations.